Exhibit 99.1

World Omni Auto Receivables Trust 2017-A
Monthly Servicer Certificate
May 31, 2018

Dates Covered
Collections Period	05/01/18 - 05/31/18
Interest Accrual Period	05/15/18 - 06/14/18
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/18	811,076,343.13	44,742
Yield Supplement Overcollateralization Amount 04/30/18	47,965,075.33	0
Receivables Balance 04/30/18	859,041,418.46	44,742
Principal Payments	31,018,549.08	971
Defaulted Receivables	2,778,470.63	125
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/18	45,585,698.87	0
Pool Balance at 05/31/18	779,658,699.88	43,646

Pool Statistics	$ Amount	# of Accounts
Pool Factor	60.17%
Prepayment ABS Speed	1.58%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	13,688,561.80	714
Past Due 61-90 days	3,871,880.30	212
Past Due 91-120 days	715,650.24	41
Past Due 121+ days	0.00	0
Total	18,276,092.34	967

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.21%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.56%
Delinquency Trigger Occurred	NO

Recoveries	1,769,968.07
Aggregate Net Losses/(Gains) - May 2018	1,008,502.56
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.41%
Prior Net Losses Ratio	1.52%
Second Prior Net Losses Ratio	2.03%
Third Prior Net Losses Ratio	0.61%
Four Month Average	1.39%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.15%

Overcollateralization Target Amount	35,084,641.49
Actual Overcollateralization	35,084,641.49
Weighted Average APR	4.09%
Weighted Average APR, Yield Adjusted	6.84%
Weighted Average Remaining Term	52.69

Flow of Funds	$ Amount

Collections	35,654,622.79
Investment Earnings on Cash Accounts	51,511.35
Servicing Fee	(715,867.85)
Transfer to Collection Account	0.00
Available Funds	34,990,266.29

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,167,092.33
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	30,003,849.30
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	3,750,502.99

Total Distributions of Available Funds	34,990,266.29

Servicing Fee	715,867.85
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 05/15/18	774,577,907.69
Principal Paid	30,003,849.30
Note Balance @ 06/15/18	744,574,058.39

Class A-1
Note Balance @ 05/15/18	0.00
Principal Paid	0.00
Note Balance @ 06/15/18	0.00
Note Factor @ 06/15/18	0.0000000%

Class A-2a
Note Balance @ 05/15/18	159,512,220.87
Principal Paid	21,841,038.06
Note Balance @ 06/15/18	137,671,182.81
Note Factor @ 06/15/18	39.7319431%

Class A-2b
Note Balance @ 05/15/18	59,615,686.82
Principal Paid	8,162,811.24
Note Balance @ 06/15/18	51,452,875.58
Note Factor @ 06/15/18	39.7319503%

Class A-3
Note Balance @ 05/15/18	426,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/18	426,000,000.00
Note Factor @ 06/15/18	100.0000000%

Class A-4
Note Balance @ 05/15/18	94,750,000.00
Principal Paid	0.00
Note Balance @ 06/15/18	94,750,000.00
Note Factor @ 06/15/18	100.0000000%

Class B
Note Balance @ 05/15/18	34,700,000.00
Principal Paid	0.00
Note Balance @ 06/15/18	34,700,000.00
Note Factor @ 06/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,235,914.00
Total Principal Paid	30,003,849.30
Total Paid	31,239,763.30

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	199,390.28
Principal Paid	21,841,038.06
Total Paid to A-2a Holders	22,040,428.34

Class A-2b
One-Month Libor	1.91871%
Coupon	2.05871%
Interest Paid	105,685.38
Principal Paid	8,162,811.24
Total Paid to A-2b Holders	8,268,496.62

Class A-3
Coupon	1.93000%
Interest Paid	685,150.00
Principal Paid	0.00
Total Paid to A-3 Holders	685,150.00

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.9836555
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.8798594
Total Distribution Amount	24.8635149

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.5754409
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	63.0332989
Total A-2a Distribution Amount	63.6087398

A-2b Interest Distribution Amount	0.8161033
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	63.0332914
Total A-2b Distribution Amount	63.8493947

A-3 Interest Distribution Amount	1.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6083333

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 05/15/18	3,213,436.41
Investment Earnings	4,495.78
Investment Earnings Paid	(4,495.78)
Deposit/(Withdrawal)	-
Balance as of 06/15/18	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41